NUVEEN CORE BOND FUND

NUVEEN CORE PLUS BOND FUND

NUVEEN SHORT TERM BOND FUND

NUVEEN STRATEGIC INCOME FUND

SUPPLEMENT DATED MARCH 18, 2016

TO THE PROSPECTUS DATED OCTOBER 30, 2015

1.	Effective immediately, Jason J. O’Brien will be added as a portfolio manager of Nuveen Core Bond Fund and Nuveen Short Term Bond Fund. Chris J. Neuharth, Wan-Chong Kung and Jeffrey J. Ebert will continue to serve as portfolio managers for Nuveen Core Bond Fund. Chris J. Neuharth and Peter L. Agrimson will continue to serve as portfolio managers for Nuveen Short Term Bond Fund.

Jason J. O’Brien, CFA, entered the financial services industry in 1993 when he joined FAF Advisors, Inc. (“FAF”). He became a portfolio manager in 2001 and served as Fixed-Income Portfolio Manager at FAF until joining Nuveen Asset Management. He joined Nuveen Asset Management as Vice President and Portfolio Manager on January 1, 2011 in connection with its acquisition of a portion of FAF’s asset management business. He is a member of the Securitized Debt Sector Team, responsible for trading mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.

2.	Effective immediately, Douglas M. Baker will be added as a portfolio manager of Nuveen Core Plus Bond Fund and Nuveen Strategic Income Fund. Timothy A. Palmer, Chris J. Neuharth, Wan-Chong Kung and Jeffrey J. Ebert will continue to serve as portfolio managers for Nuveen Core Plus Bond Fund. Timothy A. Palmer, Jeffrey J. Ebert and Marie A. Newcome will continue to serve as portfolio managers for Nuveen Strategic Income Fund.

Douglas M. Baker, CFA, is the head of the Preferred Securities Sector Team and a member of the Fixed Income Strategy Committee, which establishes investment policy for all taxable fixed-income products. He joined Nuveen Asset Management in 2006 as a Vice President and Derivatives Analyst, and later that year his responsibilities expanded to include portfolio management duties. Mr. Baker also manages Nuveen Asset Management’s derivative overlay group, where he is responsible for implementing derivatives-based hedging strategies across the Nuveen Asset Management municipal strategies complex. Prior to joining Nuveen Asset Management, Mr. Baker spent three years at Lehman Brothers in institutional fixed income and derivatives sales, and prior to that he spent five years at Bank of America in corporate and commercial banking.

3.	Effective immediately, Mackenzie S. Meyer will be added as a portfolio manager of Nuveen Short Term Bond Fund. Chris J. Neuharth and Peter L. Agrimson will continue to serve as portfolio managers of Nuveen Short Term Bond Fund.

Mackenzie S. Meyer is an assistant portfolio manager responsible for investment decisions as well as trading corporate bonds across the credit quality spectrum. Primarily focused on investment grade corporates as a member of the High-Grade Credit Sector Team, she also assists the firm’s High-Yield Credit Sector Team with trading activity. She began working in the financial services industry in 2002 and joined Nuveen Asset Management in 2011. Previously, Mackenzie served as a mortgage trader at the Federal Home Loan Bank of Des Moines, where she managed the bank’s mortgage-backed security investment portfolio. She was also employed with INTL FCStone Inc. where she was involved with trading and relative value analysis.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FINCP-0316P

NUVEEN CORE BOND FUND

NUVEEN CORE PLUS BOND FUND

NUVEEN SHORT TERM BOND FUND

NUVEEN STRATEGIC INCOME FUND

SUPPLEMENT DATED MARCH 18, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 30, 2015

1.	Effective immediately, Jason J. O’Brien will be added as a portfolio manager of Nuveen Core Bond Fund and Nuveen Short Term Bond Fund. Chris J. Neuharth, Wan-Chong Kung and Jeffrey J. Ebert will continue to serve as portfolio managers for Nuveen Core Bond Fund. Chris J. Neuharth and Peter L. Agrimson will continue to serve as portfolio managers for Nuveen Short Term Bond Fund.

2.	Effective immediately, Douglas M. Baker will be added as a portfolio manager of Nuveen Core Plus Bond Fund and Nuveen Strategic Income Fund. Timothy A. Palmer, Chris J. Neuharth, Wan-Chong Kung and Jeffrey J. Ebert will continue to serve as portfolio managers for Nuveen Core Plus Bond Fund. Timothy A. Palmer, Jeffrey J. Ebert and Marie A. Newcome will continue to serve as portfolio managers for Nuveen Strategic Income Fund.

3.	Effective immediately, Mackenzie S. Meyer will be added as a portfolio manager of Nuveen Short Term Bond Fund. Chris J. Neuharth and Peter L. Agrimson will continue to serve as portfolio managers of Nuveen Short Term Bond Fund.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FINCSAI-0316P